Segment Information - Summary of Segment Informations (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues from sales	$ 435,820	$ 252,813	$ 210,100
Revenues	435,820	252,813	210,100
Operating profit / (loss)	43,780	16,073	(24,246)
Income / (loss) from equity interests in associates and joint ventures	4,839	1,428	588
Depreciation of property, plant and equipment	87,569	53,512	44,752
Recovery of property, plant and equipment	2,900	5,032
Impairment of property, plant and equipment and intangible assets			34,943
Acquisition of property, plant and equipment	83,648	53,096	65,048
Assets	994,016	505,718	421,139
Operating segments [member] | Upstream [member]
Disclosure of operating segments [line items]
Revenues from sales	3,108	739	18,745
Revenues from intersegment sales	207,480	115,955	95,398
Revenues	210,588	116,694	114,143
Operating profit / (loss)	22,483	3,877	(26,845)
Income / (loss) from equity interests in associates and joint ventures			(1)
Depreciation of property, plant and equipment	72,052	45,279	38,125
Recovery of property, plant and equipment	2,900	5,032
Impairment of property, plant and equipment and intangible assets			34,943
Acquisition of property, plant and equipment	63,171	39,411	51,396
Assets	480,263	251,525	236,173
Operating segments [member] | Gas and power segment [member]
Disclosure of operating segments [line items]
Revenues from sales	91,176	56,805	26,514
Revenues from intersegment sales	7,862	4,075	3,212
Revenues	99,038	60,880	29,726
Operating profit / (loss)	16,786	3,259	2,008
Income / (loss) from equity interests in associates and joint ventures	4,435	634	302
Depreciation of property, plant and equipment	928	290	290
Acquisition of property, plant and equipment	1,968	3,867	2,134
Assets	129,885	45,395	25,866
Operating segments [member] | Downstream [member]
Disclosure of operating segments [line items]
Revenues from sales	338,042	195,321	162,538
Revenues from intersegment sales	1,688	988	925
Revenues	339,730	196,309	163,463
Operating profit / (loss)	7,818	15,813	3,093
Income / (loss) from equity interests in associates and joint ventures	404	794	287
Depreciation of property, plant and equipment	12,285	6,926	5,507
Acquisition of property, plant and equipment	15,632	8,179	9,839
Assets	307,312	158,800	125,536
Operating segments [member] | Central Administration and Others [member]
Disclosure of operating segments [line items]
Revenues from sales	8,363	2,534	2,303
Revenues from intersegment sales	13,186	7,133	7,447
Revenues	21,549	9,667	9,750
Operating profit / (loss)	(6,055)	(4,400)	(1,615)
Depreciation of property, plant and equipment	2,304	1,017	830
Acquisition of property, plant and equipment	2,877	1,639	1,679
Assets	82,762	53,934	34,739
Consolidation Adjustments [member]
Disclosure of operating segments [line items]
Revenues from sales	(4,869)	(2,586)
Revenues from intersegment sales	(230,216)	(128,151)	(106,982)
Revenues	(235,085)	(130,737)	(106,982)
Operating profit / (loss)	2,748	(2,476)	(887)
Assets	$ (6,206)	$ (3,936)	$ (1,175)